WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 102.0%
Education - 6.0%
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Sciences Project, Refunding	5.000%	11/1/41	$4,500,000	$5,040,675
UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	7,475,634
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,843,892	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	2,019,202	(a)
California State University Revenue, Systemwide, Series A, Refunding,	5.000%	11/1/38	2,500,000	3,049,450
University of California, General Revenue, Refunding	5.000%	5/15/37	5,000,000	6,154,600

Total Education				25,583,453

Health Care - 10.2%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,572,650
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,956,100
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,348,860
Providence St. Joseph Health, Series C	5.000%	10/1/25	6,750,000	8,125,312	(b)(c)
Stanford Hospital & Clinics, Series A	5.000%	8/15/51	10,000,000	10,925,600
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	605,350
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	822,360
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	1,085,020
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,829,189	(a)
Adventist Health System/West	5.000%	3/1/27	3,000,000	3,656,640	(b)(c)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,515,696

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2019 Quarterly Report	1

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Los Angeles Jewish Home For The Aging, Series B	5.000%	11/15/31	$1,300,000	$1,691,807
Los Angeles Jewish Home For The Aging, Series B	5.000%	11/15/32	2,000,000	2,589,360

Total Health Care				43,723,944

Housing - 2.9%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,169,680
CHF Irvine LLC, Refunding	5.000%	5/15/33	1,500,000	1,750,950
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,164,700
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,162,420
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	3,166,652
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,520,649	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,152,780	(a)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,589,298	(a)

Total Housing				12,677,129

Industrial Revenue - 20.5%
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	1,135,510	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	11,173,155	(a)(d)
Chula Vista, CA, IDR:
San Diego Gas & Electric Co., Series A	5.875%	2/15/34	5,610,000	5,630,981
San Diego Gas & Electric Co., Series C	5.875%	2/15/34	11,000,000	11,041,140
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	2,000,000	2,356,280
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	2,000,000	2,057,820
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	1,500,000	1,543,365
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/24	10,000,000	11,550,600
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,133,675
Natural Gas Purchase, Series A	5.500%	11/15/37	10,970,000	15,480,974
M-S-R Energy Authority, CA, Natural Gas Revenue, Series C	6.500%	11/1/39	6,000,000	9,299,280

See Notes to Schedule of Investments.

2	Western Asset California Municipals Fund 2019 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/36	$1,000,000	$1,229,120	(d)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	6,291,139
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,228,210
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	4,000,000	4,600,640

Total Industrial Revenue				87,751,889

Leasing - 7.1%
Anaheim, CA, Public Financing Authority Revenue, Series A, Refunding	5.000%	5/1/39	5,500,000	6,295,135
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	6,000,000	6,132,960
Pittsburg, CA, Unified School District Financing Authority Revenue, GO	5.000%	9/1/47	3,000,000	3,631,620	(e)
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	615,635
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	7,034,520
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	4,331,164
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,444,900

Total Leasing				30,485,934

Local General Obligation - 6.4%
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,154,660
Series A, Refunding	0.000%	8/1/36	2,000,000	1,098,300
Series A, Refunding	0.000%	8/1/37	1,000,000	520,510
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,920,736

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2019 Quarterly Report	3

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - continued
Oxnard Union High School District, CA, GO, 2018 Election, Series A	5.000%	8/1/42	$5,500,000	$6,526,740
San Bernardino, CA, Community College District Election of 2018, GO, Series A	4.000%	8/1/44	3,000,000	3,348,990	(e)
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,065,200
Series I	0.000%	7/1/35	5,000,000	2,927,250
Series I	0.000%	7/1/36	6,500,000	3,630,510
Westside Union School District:
Refunding, GO	5.000%	8/1/26	1,400,000	1,678,152	(e)
Refunding, GO	5.000%	8/1/40	1,210,000	1,415,833	(e)

Total Local General Obligation				27,286,881

Other - 2.1%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	1,051,390	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	2,000,000	2,109,380	(a)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	4,000,000	4,687,280	(d)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	955,000	1,041,943

Total Other				8,889,993

Power - 7.9%
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	5,000,000	5,956,950
Series B, Refunding	5.000%	7/1/38	2,000,000	2,415,240
Series C	5.000%	7/1/42	5,000,000	6,057,250
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/36	1,250,000	1,591,063
Series A	5.000%	10/1/38	2,000,000	2,526,860
Series A	5.000%	10/1/39	1,785,000	2,240,978
Northern California Transmission Agency, Refunding, California Oregon Project, Series A	5.000%	5/1/39	1,500,000	1,785,120
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	700,000	537,250	*(f)
Series A	5.050%	7/1/42	170,000	130,475	*(f)
Series XX	5.250%	7/1/40	1,550,000	1,189,625	*(f)

See Notes to Schedule of Investments.

4	Western Asset California Municipals Fund 2019 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - continued
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/35	$2,000,000	$2,560,640
Series A, Refunding	5.000%	10/1/48	1,250,000	1,543,325
Santa Clara, CA, Electric Revenue:
Series A, Refunding	5.375%	7/1/29	1,555,000	1,659,838
Series A, Refunding	5.000%	7/1/30	3,500,000	3,714,900

Total Power				33,909,514

Pre-Refunded/Escrowed to Maturity - 6.8%
California State Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics, Series A-2, Refunding	5.250%	11/15/40	7,500,000	8,120,025	(g)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized	7.750%	5/1/22	80,000	86,782	(d)(h)
Imperial Irrigation District, CA, Electric System Revenue, Series A, Refunding	5.500%	11/1/41	6,000,000	6,248,700	(g)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,045,160	(g)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,190,000	2,397,524	(h)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	590,000	631,636	(h)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized, Series A	7.800%	5/1/21	1,000,000	1,089,540	(d)(h)
San Bernardino County, CA, COP, Capital Facilities Project, Series B	6.875%	8/1/24	2,000,000	2,304,360	(h)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,628,567	(h)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	620,000	673,909	(h)

Total Pre-Refunded/Escrowed to Maturity				29,226,203

Special Tax Obligation - 6.7%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,961,085
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	5,090,760
Transit Improvements, Series A	5.000%	7/1/44	1,500,000	1,845,540

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2019 Quarterly Report	5

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	$2,140,000	$2,321,643
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	12,401,800
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,769,595
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,550,000	3,559,017

Total Special Tax Obligation				28,949,440

State General Obligation - 3.5%
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	4,000,000	5,213,480
Various Purpose, Refunding	5.000%	10/1/29	7,500,000	9,860,475

Total State General Obligation				15,073,955

Transportation - 6.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	7,677,150
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.200%	4/1/24	500,000	513,515	(b)(c)
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,355,529
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,759,920	(d)
Subordinated, Los Angeles International Airport, Series A	5.000%	5/15/32	3,000,000	3,564,660	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/38	3,250,000	3,967,340	(d)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	223,718
Senior Lien, Series A	5.750%	6/1/48	500,000	558,355
San Diego County, CA, Regional Airport Authority Revenue:
Series B	5.000%	7/1/26	750,000	908,175	(d)(e)
Series B	5.000%	7/1/27	530,000	653,755	(d)(e)

See Notes to Schedule of Investments.

6	Western Asset California Municipals Fund 2019 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
Series C	5.000%	7/1/23	$600,000	$664,302	(d)(e)
Series C	5.000%	7/1/24	625,000	710,469	(d)(e)
Series C	5.000%	7/1/25	1,160,000	1,350,623	(d)(e)
Series C	5.000%	7/1/26	215,000	255,254	(d)(e)
Series C	5.000%	7/1/27	530,000	639,927	(d)(e)

Total Transportation				28,802,692

Water & Sewer - 15.2%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,874,160
Contra Costa County, CA, Water District Revenue, Series R, Refunding	5.000%	10/1/43	2,000,000	2,257,640
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,606,990
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	5,297,580
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series B, Refunding	5.000%	7/1/43	10,000,000	10,959,800
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,000,000	1,277,180
Refunding	5.000%	1/1/39	3,500,000	4,436,740
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,000,000	2,092,500
Rancho, CA, Water District Financing Authority Revenue:
Series A, Refunding	4.000%	8/1/35	2,100,000	2,506,602
Series A, Refunding	4.000%	8/1/36	2,450,000	2,910,404
Richmond, CA, Wastewater Revenue:
Series B, Refunding	4.000%	8/1/36	1,275,000	1,480,721
Series B, Refunding	4.000%	8/1/38	1,485,000	1,706,904
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,260,850
Series A, Refunding	5.000%	8/1/37	3,350,000	4,200,163
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	3,500,000	4,381,615

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2019 Quarterly Report	7

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	$3,000,000	$3,691,470
Series 2018	5.000%	8/1/48	2,000,000	2,444,620
Stockton, CA, PFA Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,728,022
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	3,000,000	2,997,390

Total Water & Sewer				65,111,351

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $400,348,622)				437,472,378

SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Housing - 0.6%
California Statewide CDA, MFH Revenue: David Avenue Apartments, Series WW, LIQ - FHLMC	1.120%	12/1/42	1,200,000	1,200,000	(d)(i)(j)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	1.030%	4/1/25	1,100,000	1,100,000	(d)(i)(j)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, Refunding, LOC - FHLMC, LIQ - FHLMC	1.050%	4/1/32	300,000	300,000	(i)(j)
San Diego, CA, Housing Authority Revenue, Studio 15, Series B, LOC - Citibank N.A.	1.150%	10/1/39	100,000	100,000	(d)(i)(j)

Total Housing				2,700,000

Other - 0.0%
Sacramento, CA, Transportation Authority Sales Tax Revenue, Series A, Refunding, LOC - Sumitomo Mitsui Banking	0.720%	10/1/38	100,000	100,000	(i)(j)
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,800,000)				2,800,000

TOTAL INVESTMENTS - 102.6% (Cost - $403,148,622)				440,272,378
Liabilities in Excess of Other Assets - (2.6)%				(11,275,198)

TOTAL NET ASSETS - 100.0%				$428,997,180

See Notes to Schedule of Investments.

8	Western Asset California Municipals Fund 2019 Quarterly Report

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on these securities is currently in default as of November 30, 2019.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2019 Quarterly Report	9

WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2019

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
FHLMC	— Federal Home Loan Mortgage Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
RIBS	— Residual Interest Bonds
SAVRS	— Selected Auction Variable Rate Securities
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Western Asset California Municipals Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

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Notes to Schedule of Investments (unaudited) (cont’d)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$437,472,378	—	$437,472,378
Short-Term Investments†	—	2,800,000	—	2,800,000

Total Investments	—	$440,272,378	—	$440,272,378

†	See Schedule of Investments for additional detailed categorizations.

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